Accreton expenses durng the period (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accreton expenses durng the period
Accreton expenses recorded on notes issued in February, 2013	$ 28,810	$ 0
Accreton expenses recorded on notes issued in April, 2013	24,979	0
Accreton expenses recorded on notes issued in June, 2013	24,953	0
Accreton expenses recorded on notes issued in August, 2013	13,698	0
Accreton expenses recorded on notes ssued in October, 2013	8,257	0
Accreton expenses recorded on notes ssued in October, 2013	5,497	0
Accreton expenses recorded on notes ssued in December, 2013	$ 1,266	$ 0